Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable [Abstract]
Notes Payable

8. Notes Payable

At March 31, 2022 and December 31, 2021 (Predecessor), note payable consisted of the following:

	March 31, 2022	December 31, 2021
Term Loan (“Initial Term Loan”) dated November 26, 2021, in the original amount of $88,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the PIK will be paid at 5%.	$88,000	$88,000
Convertible Promissory note dated December 31, 2021, in the original amount of $23,000,000, which matures December 15, 2024. Interest (8% per annum) payments are due monthly through December 2024. A final balloon payment of all unpaid principal accrued unpaid interest will be due on the maturity date. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	23,000	23,000
Term Loan (“Delayed Draw Term Loan”) dated December 31, 2021, in the original amount of $17,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the loan PIK will be paid at 5%	17,000	17,000
Three promissory notes: dated December 30, 2021, in the aggregate original amount of $4,600,000, which mature December 30, 2023: Equal payments of principal and interest are due monthly through December 2023. The loans each incur interest at 12% of the outstanding principal balance.	4,238	4,600
Convertible Promissory (“Deferred Cash Payment”) note dated November 26, 2021, in the original amount of $10,000,000, which matures November 26, 2022. Equal principal and interest (9%) payments are due monthly through November 2022. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	8,095	9,167

Total Notes Payable	140,333	141,767

Add: PIK Interest	2,978	731
Less: deferred finance costs	(6,476)	(6,788)
Less: discount on debt	(26,160)	(27,203)
Less: fair value adjustments (long term)	(3,130)	(2,108)
Less: current portion	(107,205)	(106,015)
Less: fair value adjustments (short term)	(340)	(384)
Notes payable, net of current portion	$—	$—

Event of default

As discussed further in Note 1, there is substantial doubt about the Company’s ability to continue as a going concern. As a result of the Company not filing its annual financial statements within 90 days from year end as well as the qualified opinion of the auditors with respect to the Company’s ability to continue as a going concern, the Company is in technical default of the Term Loan and Delayed Draw Term Loan. Further, the Company’s Convertible Promissory Note and other Promissory Notes have cross default language which results in default of those notes due in the event of an uncured event of default on the Term Loan and Delayed Draw Term Loan; however, as of March 31, 2022 no event of default has been declared nor has acceleration of indebtedness been triggered by our senior lender pursuant to the Credit Facility. The potential for such eventualities and potential cross defaults require the company to classify long-term obligations as current liabilities. We are currently in active discussions with the lenders under our credit agreements (including certain of our related parties) for additional financing, a waiver of our compliance with covenants in and events of default under the credit agreements. As such, all of the notes payable have been classified within current liabilities as of March 31, 2022 and December 31, 2021.

The principal payments reflected within this table are based on the contractual terms within the respective agreements. The future principal payments below assume that all debt will be paid based on the contractual repayment terms.

Three Months Ending March 31**
Remaining 2022	9,907
2023	2,426
2024*	128,000
2025	—
2026	—
Thereafter	—
140,333

*        Quarterly principal payments on the Term Loans in the amount of $5,000 thousand are required at the earlier of the second full fiscal quarter following the date of the introduction and implementation of the Adult Use Cannabis market in the state of Connecticut or the ninth fiscal quarter following November 26, 2021. Since the implementation of Adult Use Cannabis in the state of Connecticut has not been completed, the Company has included all such payments assuming the ninth fiscal quarter following the Closing Date. The 2024 principal payments exclude approximately $20,835 thousand in PIK interest accrued over the life of the term loans.

**      The principal payments reflected within this table are based on the contractual terms within the respective agreements. Effective at the time of issuance of these financial statements, each of the debt instruments issued by the Company are in default which has triggered, each of these instruments to classified as current. The payments above do not assume that all debt will be paid in 2022 but based on the contractual repayment terms.

In connection with the closing of the Theraplant Business Combination, the Company entered into a credit agreement (the “Credit Agreement”) with DXR Finance, LLC (“Lender”). The Lender provided an initial term loan (“Term Loan”) in the amount of $88,000 thousand. The funds from the Term Loan were used to fund the Theraplant Business Combination (see Note 2). Additionally, the Credit Agreement allows for a delayed draw term loan (the “Delay Draw Term Loan”) in amount equal to $17,000 thousand (together with the Term Loan “Term Loans”). The funds of the Delayed Draw Term Loan were used in the True Harvest Acquisition (see Note 2). Quarterly principal payments of $5,000 thousand are required at the earlier of the second full fiscal quarter following the date of the introduction and implementation of the Adult Use Cannabis market in the state of Connecticut or the ninth fiscal quarter following November 26, 2021. The term loans bear interest at fixed 16% with a minimum LIBOR rate of 1%. If the London interbank offered rate, or LIBOR, ceases to be published by the intercontinental exchange, or a statement is published by the Board of Governors of the Federal Reserve of the United State or the Federal Reserve Bank of New York to similar effect, then for the purpose of calculating the interest rate on outstanding borrowings, the new benchmark will be determined by combining the rate of the secured overnight financings for the Federal Reserve

Bank of New York with certain applicable adjustments, as determined by DXR Finance, LLC, as agent for the loan. Of the 16% interest the Company will pay cash interest at 7.5% and payment-in-kind (PIK interest) at 8.5% for the first year. Subsequent to the first twelve months, the Company will pay cash interest at 11% and PIK interest at 5% of the outstanding balance. The PIK interest payments will be accrued into the outstanding balance of the loan.

In connection with the Credit Agreement, the Company issued warrants with each of the Term Loans. Contemporaneously with the Term Loan issued on November 26, 2021, the Company issued to the Lender 2,000 thousand warrants (“Lender Warrants”) exercisable in the Company’s non-voting common stock. The warrants have an exercise price of $0.01 and a expire 10 years from the date of issuance. The warrants have a cash election feature that allows the holder to elect cash settlement at the option of the holder.

On December 31, 2021, the Company amended the warrant agreement by adding a price floor to the cash election feature whereas the Lender can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).

Contemporaneously with the Delayed Draw Term Loan on December 31, 2021, the Company issued to the Lender 550,000 warrants. The terms of the warrants issued on December 31, 2021 are the same as the warrants issued on November 26, 2021, as amended.

In connection with the Theraplant Business Combination, the Company issued a $10,000 thousand deferred cash payment to the former shareholders of Theraplant convertible into shares of Greenrose common stock. The deferred cash payment bears interest at 9% and will mature on November 26, 2022 and has been fully included in current portion of notes payable on the consolidated balance sheet. Equal principal and interest payments are due monthly through November 2022. The holder has the option to convert the outstanding principal into the Company’s common stock at a conversion price is $10.00 and the number of shares to be issued will be based on the conversion price and the outstanding principal at the time of conversion. The deferred cash payment was included in consideration for the Theraplant Business Combination and was recorded at its initial fair value. There was no material change in the fair value at year end.

In connection with the True Harvest Acquisition, the Company issued a $23,000 thousand convertible note to the former shareholders of True Harvest. The note bears interest at 9% and will mature on December 31, 2024. Interest payments of $460 thousand are due monthly through November 2022. On December 31, 2024, the Company will make a final “balloon” payment of all unpaid principal and accrued unpaid interest. The note holder has the option to convert the outstanding principal into the Company’s common stock. The conversion price is $10.00 and the number of shares to be issued will be based on the conversion price and the outstanding principal and accrued and unpaid interest at the time of conversion. The convertible note was included in consideration for the True Harvest Acquisition and was recorded at its initial fair value.

In connection with the True Harvest Acquisition, the Company assumed approximately $4,600 thousand of debt. The debt consisted of three promissory notes (the “Promissory Notes”). The Promissory Notes mature December 2023 and bear interest at 12% of the outstanding loan principal. Equal interest and principal payments are due each month.

Interest expense, net

The components of interest expense, net (which includes interest expense incurred) recognized in the consolidated statements of comprehensive income (loss) for the periods indicated below consist of the following:

(in thousands)	Successor	Predecessor
	March 31, 2022	March 31, 2021
Interest expense incurred in Term Loan	$4,132	$—
Interest expense incurred on Delayed Draw Term Loan	361	—
Interest on promissory note	—	33
Interest expense incurred on deferred cash payment	188	—
Interest expense on Assumed Debt	569
Miscellaneous interest expense	14	—
Amortization of deferred financing costs	312	—
Amortization of original issue discount	1,043	—
Interest expense, net	$6,619	$33

Deferred Financing Costs and Original Issue Discount

The Company incurred and deferred approximately $6,788 thousand of deferred financing costs and approximately $27,203 thousand of original issue discount in connection with the issuance of the Term Loans in 2021 in connection with the Theraplant Business Combination, which are included in the carrying value of the Term Loans as of March 31, 2022. The Company presents unamortized deferred financing costs and unamortized March 31, 2022. The amortization expense related to the deferred financing costs was $312 thousand and the amortization of the original issue discount was $1,043 thousand for the period ended March 31, 2022 which has been included within interest expense in the consolidated statement of operations.

8. Notes Payable

At December 31, 2021 (Successor) and 2020 (Predecessor), note payable consisted of the following:

	Successor	Predecessor
	2021	2020
Term Loan (“Initial Term Loan”) dated November 26, 2021, in the original amount of $88,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the PIK will be paid at 5%.	$88,000	$—
Convertible Promissory note dated December 31, 2021, in the original amount of $23,000,000, which matures December 15, 2024. Interest (8% per annum) payments are due monthly through December 2024. A final balloon payment of all unpaid principal accrued unpaid interest will be due on the maturity date. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	23,000	—
Term Loan (“Delayed Draw Term Loan”) dated December 31, 2021, in the original amount of $17,000,000, which matures November 26, 2024. Principal payments will be required upon the first sale of recreational cannabis in the state of Connecticut. Cash interest payments will be 7.5% for the first 12 months and will be 11% for the remainder of the loan. Additionally, the Company will pay PIK interest for the first 12 months at 8.5% and the remainder of the loan PIK will be paid at 5%	17,000	—

Promissory note dated March 31, 2017, in the original amount of $2,000,000, which matures April 1, 2027. Principal and interest (5.5% per annum) payments of $13,849 are due monthly through March 2022. On April 1, 2022, the interest rate adjusts to equal 3% above the Federal Home Loan Bank of Boston “Classic Advance Rate” for 5 years, however, monthly payments of principal and interest may not be less than $13,849 through April 1, 2027, upon which date the unpaid principal amount is due. The promissory note is secured by the Mortgage attached to the real property located at 856 Echo Lake Road, Watertown, CT (the “Premises”), and is subject to various financial and non-financial covenants. This note was paid off on November 26, 2021.

	—	1,779
Three promissory notes: dated December 30, 2021, in the aggregate original amount of $4,600,000, which mature December 30, 2023: Equal payments of principal and interest are due monthly through December 2023. The loans each incur interest at 12% of the outstanding principal balance.	4,600
Convertible Promissory (“Deferred Cash Payment”) note dated November 26, 2021, in the original amount of $10,000,000, which matures November 26, 2022. Equal principal and interest (9%) payments are due monthly through November 2022. The holder can elect to convert the unpaid principal and interest into shares of the Company’s common stock at $10 per share.	9,167

Total Notes Payable	141,767	1,779
Add: PIK Interest	731
Less: deferred finance costs	(6,788)	—
Less: discount on debt	(27,203)	—
Less: fair value adjustments (long term)	(2,492)	—
Less: current portion	(106,015)	(69)
Notes payable, net of current portion	$—	$1,710

At December 31, 2021, future principal payments on notes payable consisted of the following:

Year Ending December 31**:
2022	11,463
2023	2,304
2024*	128,000
2025	—
2026	—
Thereafter	—
141,767

*        Quarterly principal payments on the Term Loans in the amount of $5,000 thousand are required at the earlier of the second full fiscal quarter following the date of the introduction and implementation of the Adult Use Cannabis market in the state of Connecticut or the ninth fiscal quarter following November 26, 2021. Since the implementation of Adult Use Cannabis in the state of Connecticut has not been completed, the Company has included all such payments assuming the ninth fiscal quarter following the Closing Date. The 2024 principal payments exclude approximately $20,835 thousand in PIK interest accrued over the life of the term loans.

**      The principal payments reflected within this table are based on the contractual terms within the respective agreements. Effective at the time of issuance of these financial statements, each of the debt instruments issued by the Company are in default which has triggered, each of these instruments to classified as current. The payments above do not assume that all debt will be paid in 2022 but based on the contractual repayment terms.

In connection with the closing of the Theraplant Business Combination, the Company entered into a credit agreement (the “Credit Agreement”) with DXR Finance, LLC (“Lender”). The Lender provided an initial term loan (“Term Loan”) in the amount of $88,000 thousand. The funds from the Term Loan were used to fund the Theraplant Business Combination (see Note 2). Additionally, the Credit Agreement allows for a delayed draw term loan (the “Delay Draw Term Loan”) in amount equal to $17,000 thousand (together with the Term Loan “Term Loans”). The funds of the Delayed Draw Term Loan were used in the True Harvest Acquisition (see Note 2). Quarterly principal payments of $5,000 thousand are required at the earlier of the second full fiscal quarter following the date of the introduction and implementation of the Adult Use Cannabis market in the state of Connecticut or the ninth fiscal quarter following November 26, 2021. The term loans bear interest at fixed 16% with a minimum LIBOR rate of 1%. If the London interbank offered rate, or LIBOR, ceases to be published by the intercontinental exchange, or a statement is published by the Board of Governors of the Federal Reserve of the United State or the Federal Reserve Bank of New York to similar effect, then for the purpose of calculating the interest rate on outstanding borrowings, the new benchmark will be determined by combining the rate of the secured overnight financings for the Federal Reserve Bank of New York with certain applicable adjustments, as determined by DXR Finance, LLC, as agent for the loan. Of the 16% interest the Company will pay cash interest at 7.5% and payment-in-kind (PIK interest) at 8.5% for the first year. Subsequent to the first twelve months, the Company will pay cash interest at 11% and PIK interest at 5% of the outstanding balance. The PIK interest payments will be accrued into the outstanding balance of the loan.

In connection with the Credit Agreement, the Company issued warrants with each of the Term Loans. Contemporaneously with the Term Loan issued on November 26, 2021, the Company issued to the Lender 2,000 thousand warrants (“Lender Warrants”) exercisable in the Company’s non-voting common stock. The warrants have an exercise price of $0.01 and a expire 10 years from the date of issuance. The warrants have a cash election feature that allows the holder to elect cash settlement at the option of the holder.

On December 31, 2021, the Company amended the warrant agreement by adding a price floor to the cash election feature whereas the Lender can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).

Contemporaneously with the Delayed Draw Term Loan on December 31, 2021, the Company issued to the Lender 550,000 warrants. The terms of the warrants issued on December 31, 2021 are the same as the warrants issued on November 26, 2021, as amended.

In connection with the Theraplant Business Combination, the Company issued a $10,000 thousand deferred cash payment to the former shareholders of Theraplant convertible into shares of Greenrose common stock. The deferred cash payment bears interest at 9% and will mature on November 26, 2022 and has been fully included in current portion of notes payable on the consolidated balance sheet. Equal principal and interest payments are due monthly through November 2022. The holder has the option to convert the outstanding principal into the Company’s common stock at a conversion price is $10.00 and the number of shares to be issued will be based on the conversion price and the outstanding principal at the time of conversion. The deferred cash payment was included in consideration for the Theraplant Business Combination and was recorded at its initial fair value. There was no material change in the fair value at year end.

In connection with the True Harvest Acquisition, the Company issued a $23,000 thousand convertible note to the former shareholders of True Harvest. The note bears interest at 9% and will mature on December 31, 2024. Interest payments of $460 thousand are due monthly through November 2022. On December 31, 2024, the Company will make a final “balloon” payment of all unpaid principal and accrued unpaid interest. The note holder has the option to convert the outstanding principal into the Company’s common stock. The conversion price is $10.00 and the number of shares to be issued will be based on the conversion price and the outstanding principal and accrued and unpaid interest at the time of conversion. The convertible note was included in consideration for the True Harvest Acquisition and was recorded at its initial fair value.

In connection with the True Harvest Acquisition, the Company assumed approximately $4,600 thousand of debt. The debt consisted of three promissory notes (the “Promissory Notes”). The Promissory Notes mature December 2023 and bear interest at 12% of the outstanding loan principal. Equal interest and principal payments are due each month.

Event of default

As discussed further in Note 1, there is substantial doubt about the Company’s ability to continue as a going concern. As a result of the Company not filings its annual financial statements within 90 days from year end as well as the qualified opinion of the auditors with respect to the Company’s ability to continue as a going concern, the Company is in technical default of the Term Loan and Delayed Draw Term Loan. Further, the Company’s Convertible Promissory Note and other Promissory Notes have cross default language which results in default of those notes due to the event of default on the Term Loan and Delayed Draw Term Loan. We are currently in active discussions with the lenders under our credit agreements (including certain of our related parties) for additional financing, a waiver of our compliance with covenants in and events of default under the credit agreements. As such, all of the notes payable have been classified within current liabilities as of December 31, 2021.

Interest expense, net

The components of interest expense, net (which includes interest expense incurred) recognized in the consolidated statements of comprehensive income (loss) for the periods indicated below consist of the following:

	Successor	Predecessor
(in thousands)	2021	2020
Interest expense incurred in Term Loan	$1,462	$—
Interest expense incurred on Delayed Draw Term Loan	50	—
Interest on promissory note	—	102
Interest expense incurred on deferred cash payment	75	—
Other interest expense	4	—
Amortization of deferred financing costs	109	—
Amortization of original issue discount	297	—
Interest expense, net	$1,997	$102

Deferred Financing Costs and Original Issue Discount

The Company incurred and deferred approximately $6,788 thousand of deferred financing costs and approximately $27,203 thousand of original issue discount in connection with the issuance of the Term Loans in 2021 in connection with the Theraplant Business Combination, which are included in the carrying value of the Term Loans as of December 31, 2021. The Company presents unamortized deferred financing costs and unamortized original issue discount as a direct deduction from the principal amount of the Notes on the consolidated balance sheet as of December 31, 2021. The amortization expense related to the deferred financing costs was $109 thousand and the amortization of the original issue discount was $297 thousand for the period November 27 through December 31, 2021 (Successor) which has been included within interest expense in the consolidated statement of operations.